CONSOLIDATED STATEMENTS OF OPERATIONS (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 6,584	$ 5,804	$ 12,948	$ 11,013
Cost of revenues	1,998	1,865	3,841	3,459
Gross profit	4,586	3,939	9,107	7,554
Operating expenses
Selling, servicing and marketing	3,105	2,449	6,048	4,520
Technology and software development	2,910	1,811	5,547	3,376
General and administrative	3,854	1,134	5,567	2,232
Total operating expenses	9,869	5,394	17,162	10,128
Loss from operations	(5,283)	(1,455)	(8,055)	(2,574)
Interest income	0	1	0	2
Interest expense	(219)	0	(312)	0
Loss before income tax	(2,611)	(1,454)	(5,476)	(2,572)
Income tax expense	0	0	0	0
Net loss	$ (2,611)	$ (1,454)	$ (5,476)	$ (2,572)
Net loss per common share:
Basic (in dollars per share)	$ (0.14)	$ (0.08)	$ (0.29)	$ (0.14)
Diluted (in dollars per share)	$ (0.14)	$ (0.08)	$ (0.29)	$ (0.14)
Weighted-average common shares outstanding - basic (in shares)	19,285,050	17,767,554	18,586,515	17,749,178
Weighted-average common shares outstanding - diluted (in shares)	19,285,050	17,767,554	18,586,515	17,749,178
Convertible Notes Payable
Operating expenses
Change in fair value	$ 11	$ 0	$ 11	$ 0
Shares subject to warrants stock conversion
Operating expenses
Change in fair value	$ 2,880	$ 0	$ 2,880	$ 0